Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay vs. Performance Disclosure (1)
					Value of Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid for PEO (2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid for Non-PEO NEOs (3)(4)	R1 RCM Total Shareholder Return (5)	NYSE Composite Total Shareholder Return (6)	Net Income (Loss)	Adjusted EBITDA (7)
2022	$7,621,575	$(12,868,704)	$3,871,634	$304,063	$84	$109	$(57,600,000)	$425,500,000
2021	$15,817,911	$31,825,685	$2,468,423	$6,271,044	$196	$123	$97,200,000	$343,600,000
2020	$4,794,578	$37,523,887	$1,341,914	$4,293,655	$185	$104	$117,100,000	$240,000,000

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	R1’s principal executive officer (“PEO”) for FY2020 through FY2022 was Joseph Flanagan. R1’s other, non-PEO, named executive officers (“NEOs”) for FY2020 were Rachel Wilson, Richard B. Evans, Jr., and Gary Long. R1’s other, non-PEO, NEOs for FY2021 were Rachel Wilson, Gary Long, John Sparby, and Vijay Kotte. R1’s other, non-PEO, NEOs for FY2022 were Lee Rivas, Rachel Wilson, Gary Long, and John Sparby.
Peer Group Issuers, Footnote [Text Block]	Cumulative total shareholder returns calculated for NYSE Composite Index based on an assumed $100 investment as of 12/31/2019 and the reinvestment of any issued dividends.
PEO Total Compensation Amount	$ 7,621,575	$ 15,817,911	$ 4,794,578
PEO Actually Paid Compensation Amount	$ (12,868,704)	31,825,685	37,523,887
Adjustment To PEO Compensation, Footnote [Text Block]

PEO "CAP" Calculation Detail	Year
Compensation Element	2020	2021	2022
SCT Reported Total Compensation	$4,794,578	$15,817,911	$7,621,575
Aggregate SCT Reported Equity Compensation (-)	$(3,741,493)	$(13,166,182)	$(5,000,016)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$6,574,298	$17,472,860	$1,008,482
Year-Over-Year Change in Fair Value of Awards Granted During Prior Years & Outstanding (+/-)	$4,232,168	$10,348,549	$(16,648,053)
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$—	$1,156,374	$—
Year-Over-Year Change in Fair Value of Awards Granted During Prior Years & Vesting During Covered FY (+/-)	$25,664,336	$196,173	$149,308
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$—	$—	$—
"Compensation Actually Paid" Determination	$37,523,887	$31,825,685	$(12,868,704)

Non-PEO NEO Average Total Compensation Amount	$ 3,871,634	2,468,423	1,341,914
Non-PEO NEO Average Compensation Actually Paid Amount	$ 304,063	6,271,044	4,293,655
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Non-PEO NEOs "CAP" Calculation Detail	Year
Compensation Element	2020	2021	2022
SCT Reported Total Compensation	$1,341,914	$2,468,423	$3,871,634
Aggregate SCT Reported Equity Compensation (-)	$(863,352)	$(1,370,444)	$(3,000,001)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$1,517,023	$1,401,580	$1,490,924
Year-Over-Year Change in Fair Value of Awards Granted During Prior Years & Outstanding (+/-)	$614,080	$3,433,306	$(2,071,284)
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$—	$334,702	$—
Year-Over-Year Change in Fair Value of Awards Granted During Prior Years & Vesting During Covered FY (+/-)	$1,683,990	$3,477	$12,790
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	$—	$—	$—
"Compensation Actually Paid" Determination	$4,293,655	$6,271,044	$304,063

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The following section provides a description of the relationships between R1’s total shareholder return relative to peer comparator indices, as well as compensation actually paid relative to R1’s total shareholder return, net income (loss), and adjusted EBITDA over the last three completed fiscal years. Note, the human capital committee assesses target compensation and potentially realizable compensation in addition to compensation actually paid to maintain a holistic understanding of executive total compensation packages.
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Adjusted EBITDA
End-to-End RCM Agreement Growth
Modular Sales Revenue

Total Shareholder Return Amount	$ 84	196	185
Peer Group Total Shareholder Return Amount	109	123	104
Net Income (Loss)	$ (57,600,000)	$ 97,200,000	$ 117,100,000
Company Selected Measure Amount	425,500,000	343,600,000	240,000,000
PEO Name	Joseph Flanagan
Additional 402(v) Disclosure [Text Block]	Equity compensation fair value for equity awards (excluding Mr. Rivas’ profit units) calculated based on assumptions determined in accordance with FASB ASC Topic 718.Cumulative total shareholder return calculated based on an assumed $100 investment as of 12/31/2019 and the reinvestment of any issued dividends.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	For reconciliation of adjusted EBITDA, a non-GAAP measure, performance in accordance with GAAP to non-GAAP financial results to GAAP net income (loss), please see “Part II, Item 7, Management's Discussion and Analysis of Financial Condition and Results of Operations” in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022 filed with the SEC on February 16, 2023.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	End-to-End RCM Agreement Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Modular Sales Revenue
PEO [Member] | Aggregate SCT Reported Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,000,016)	$ (13,166,182)	$ (3,741,493)
PEO [Member] | Year-End Fair Value of Awards Granted During the FY & Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,008,482	17,472,860	6,574,298
PEO [Member] | Year-Over-Year Change in Fair Value of Awards Granted During Prior Years & Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(16,648,053)	10,348,549	4,232,168
PEO [Member] | Vesting Date Fair Value of Awards Granted & Vested During the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	1,156,374	0
PEO [Member] | Year-Over-Year Change in Fair Value of Awards Granted During Prior Years & Vesting During Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	149,308	196,173	25,664,336
PEO [Member] | Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Aggregate SCT Reported Equity Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,000,001)	(1,370,444)	(863,352)
Non-PEO NEO [Member] | Year-End Fair Value of Awards Granted During the FY & Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,490,924	1,401,580	1,517,023
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value of Awards Granted During Prior Years & Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,071,284)	3,433,306	614,080
Non-PEO NEO [Member] | Vesting Date Fair Value of Awards Granted & Vested During the Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	334,702	0
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value of Awards Granted During Prior Years & Vesting During Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,790	3,477	1,683,990
Non-PEO NEO [Member] | Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0